Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Condensed Consolidated Statement of Cash Flows (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025
As Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income		$ (2,873,155)
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of asset retirement obligations	$ 95,322	251,538
Deferred income tax benefit		(1,169,130)	$ 1,266,659
Gain on extinguishment of liabilities		(299,601)
Change in fair value of derivative liability
Changes in operating assets and liabilities:
Accounts receivable		130,087
Prepaid expenses and other assets		(189,297)
Purchase of plugging & abandonment insurance bonds
Accounts payable		(1,681,028)
Accrued liabilities and other		1,367,083
Royalties payable		1,243,404
Net cash used in operating activities		(1,796,949)	(7,645,418)
Investing activities:
Development of crude oil and gas properties		(2,638,532)
Net cash used in investing activities		(2,638,532)
Non Cash Investing/Financing
Accrued purchases of property and equipment		766,104
Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income		(2,139,213)
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of asset retirement obligations	(86,809)	(236,033)
Deferred income tax benefit		(69,998)	871,000
Gain on extinguishment of liabilities		1,605,938
Change in fair value of derivative liability	755,558	885,279
Changes in operating assets and liabilities:
Accounts receivable		(74,402)
Prepaid expenses and other assets		(313,457)
Purchase of plugging & abandonment insurance bonds		(213,750)
Accounts payable		(361,844)
Accrued liabilities and other		442,584
Royalties payable		536,896
Net cash used in operating activities		(500,000)
Investing activities:
Development of crude oil and gas properties		500,000
Net cash used in investing activities		500,000
Non Cash Investing/Financing
Accrued purchases of property and equipment		(4,115)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income		(5,012,368)
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of asset retirement obligations	8,513	15,505
Deferred income tax benefit		(1,239,128)
Gain on extinguishment of liabilities		1,306,337
Change in fair value of derivative liability	755,558	885,279
Changes in operating assets and liabilities:
Accounts receivable		55,685
Prepaid expenses and other assets		(502,754)
Purchase of plugging & abandonment insurance bonds		(213,750)
Accounts payable		(2,042,872)
Accrued liabilities and other		1,809,667
Royalties payable		1,780,300
Net cash used in operating activities		(2,296,949)
Investing activities:
Development of crude oil and gas properties		(2,138,532)
Net cash used in investing activities		(2,138,532)
Non Cash Investing/Financing
Accrued purchases of property and equipment		761,989
Related Party [Member] | As Reported [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of derivative liability
Related Party [Member] | Adjustment [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of derivative liability	(449,000)	(562,000)
Related Party [Member] | As Restated [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of derivative liability	$ (449,000)	$ (562,000)